Shareholder Fees {- Fidelity® Series Corporate Bond Fund}	Oct. 30, 2020 USD ($)
08.31 Fidelity Series Corporate Bond Fund PRO-03 | Fidelity® Series Corporate Bond Fund
Shareholder Fees:
(fees paid directly from your investment)	none